Long-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Jul. 31, 2022 CNY (¥)	Feb. 28, 2022 CNY (¥)	Nov. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥) item	Apr. 30, 2018 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Equity investments:
Equity method investments								¥ 1,325,800		¥ 820,294
Equity securities without readily determinable fair value:
Equity securities without readily determinable fair value								101,536		237,920
Invested in equity securities without readily determinable fair value								35		4,000	¥ 5,442
Proceeds from sale of equity securities without readily determinable fair values								194,063
Gain from sale of equity securities without readily determinable fair values								60,296
Equity securities with readily determinable fair value								48,290		20,446
Debt investments:
Held-to-maturity debt securities - time deposit								3,231,924		1,300,000
Available-for-sale debt securities								1,648,861		680,723
Total								6,356,411		3,059,383		$ 921,593
Number of third party investors | item						3
Amount of investment						¥ 200,000
Impairment recognized, long term investments								0		0	0
Share of (loss)/income of equity investees								¥ 377,775	$ 54,772	¥ 62,510	(66,030)
Weighted average maturity period of held to maturity debt securities								1 year 10 months 24 days	1 year 10 months 24 days	2 years 2 months 12 days
Total capital contribution				¥ 650,000				¥ 120,000	$ 17,398	¥ 650,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]								Debt Securities, Available-for-sale, Unrealized Gain (Loss)	Debt Securities, Available-for-sale, Unrealized Gain (Loss)
Capital contribution by company				550,000
Capital contribution by unrelated investors				¥ 100,000
Available-for-sale debt securities increase in fair value								¥ 30,723		946,571
Amount of tax impact on the increase in fair value of available for sale debt securities								200,235		6,499
Other comprehensive income attributed to non-controlling interests								746,336		24,224
Private company | Discontinued Operations, Disposed of by Sale
Debt investments:
Total consideration	¥ 120,000							270,000
Non- Controlling Interests
Debt investments:
Other comprehensive income attributed to non-controlling interests								151,299		¥ 4,727
Weilan
Debt investments:
Amount of investment			¥ 50,000
Equity method investment, fair value, excess amount over consideration adjusted to additional paid in capital			¥ 18,535
Weineng
Debt investments:
Percentage of equity interest						25.00%				19.80%
Other third-party investors
Debt investments:
Percentage of equity interest	19.40%
Additional investment	¥ 40,000										640,000
Weilan
Debt investments:
Percentage of equity interest			1.03%
Fair value of the investment over the carrying amount			¥ 68,535
Private company
Equity investments:
Equity method investments											0
Debt investments:
Percentage of equity interest					4.50%		22.50%
Share of (loss)/income of equity investees										¥ 62,510	(66,030)
Investment at fair value, Remeasurement gain					¥ 29,114
Private company | Discontinued Operations, Disposed of by Sale
Debt investments:
Recognized investment gain								4,652
Weineng
Debt investments:
Additional investment								270,000
Private fund
Debt investments:
Amount of investment		¥ 192,723
Private company
Debt investments:
Amount of investment							¥ 112,500
Share of (loss)/income of equity investees								377,775
Realized gain in the share of income of Investee on disposal					104,653
Investment at fair value, Remeasurement					¥ 133,767						¥ 133,767
Private company | Discontinued Operations, Disposed of by Sale
Debt investments:
Recognized investment gain								¥ 171,567